Document and Entity Information Document	Sep. 16, 2019
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 16, 2019
Entity Registrant Name	HMS HOLDINGS CORP.
Entity Central Index Key	0001196501
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	0-50194
Entity Tax Identification Number	11-3656261
Entity Address, Address Line One	5615 High Point Drive
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75038
City Area Code	214
Local Phone Number	453-3000
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $0.01 par value
Trading Symbol	HMSY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false